Schedule of Investments PIMCO New York Municipal Income Fund III	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.2% ¤
MUNICIPAL BONDS & NOTES 170.2%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	$150	$4

DELAWARE 1.5%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	550	456
7.120% due 10/01/2038	95	89

		545

NEW HAMPSHIRE 1.4%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 5.087% due 07/20/2027	479	487

NEW YORK 159.1%
Albany Capital Resource Corp., New York Revenue Bonds, Series 2024 4.750% due 06/01/2054	200	190
Battery Park City Authority, New York Revenue Bonds, Series 2019 3.600% due 11/01/2038	1,000	1,000
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	300	256
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	720	655
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2062	500	505
Build NYC Resource Corp., New York Revenue Bonds, Series 2024 4.000% due 09/01/2043	880	811
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017 4.000% due 07/01/2046	245	225
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022 4.000% due 07/01/2049	435	389
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	792	763
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2017 5.000% due 02/15/2045	600	611
Huntington Local Development Corp., New York Revenue Bonds, Series 2021 5.250% due 07/01/2056	300	256
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	500	518
Long Island Power Authority, New York Revenue Bonds, Series 2024 5.000% due 09/01/2049	150	156
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 3.600% due 11/01/2032	1,000	1,000
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.000% due 11/15/2051	500	505
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	500	526
Nassau County, New York General Obligation Bonds, Series 2022 4.250% due 04/01/2052	950	931
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 0.000% due 01/01/2058 ^(b)	341	31
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045	900	917
New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	300	316
5.250% due 04/01/2054	700	737
New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021 4.000% due 02/15/2045	265	250
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017 3.700% due 11/01/2047	500	429
New York City, New York Housing Development Corp. Revenue Bonds, Series 2022 4.000% due 11/01/2037	400	388
New York City, New York Housing Development Corp. Revenue Bonds, Series 2024 4.850% due 11/01/2059	500	500
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025 4.600% due 11/01/2045	100	99
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2016 4.000% due 06/15/2046	465	438
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020 4.000% due 06/15/2050	600	542

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2047	750	784
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
4.125% due 06/15/2047	500	473
5.250% due 06/15/2048	400	427
5.250% due 06/15/2053	400	424
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024 5.000% due 06/15/2051	1,000	1,048
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.250% due 05/01/2054	1,000	952
5.000% due 05/01/2048	500	522
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2050 (a)	100	104
New York County, New York Tobacco Trust Revenue Bonds, Series 2001 5.750% due 06/01/2043	305	311
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (c)	10,000	2,242
0.000% due 06/01/2055 (c)	7,500	632
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	450	507
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,650	1,897
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,002
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	250	177
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015 3.800% due 04/01/2028	500	499
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2025 4.650% due 10/01/2050	400	393
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2047	900	840
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	1,400	1,233
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2024 5.500% due 10/01/2054	400	426
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 07/01/2050	300	302
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	250	228
New York State Dormitory Authority Revenue Bonds, Series 2018 4.000% due 07/01/2041	405	385
New York State Dormitory Authority Revenue Bonds, Series 2019
4.000% due 07/01/2044	620	581
5.000% due 03/15/2043	1,700	1,748
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	2,280	2,109
5.000% due 07/01/2053	350	360
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	190	173
4.000% due 07/01/2051	750	688
5.000% due 07/15/2050	190	187
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 07/01/2048	500	522
New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2046	200	211
5.500% due 07/01/2054	700	760
New York State Dormitory Authority Revenue Bonds, Series 2025 4.250% due 07/01/2050 (a)	400	373
New York State Environmental Facilities Corp. Revenue Bonds, Series 2022 4.000% due 06/15/2047	1,000	950
New York State Housing Finance Agency Revenue Bonds, Series 2024 4.600% due 11/01/2054	500	488
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2039	600	594
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	500	494
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2055	600	620
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2044	1,570	1,477
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2063	800	823
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	400	414
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	750	755
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	500	497
5.250% due 01/01/2050	480	480
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	940	878
5.000% due 10/01/2040	500	509
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 5.250% due 05/15/2040	500	484

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,300	1,186
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	2,500	2,551
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2043	275	284
Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	396	391
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds, Series 2022 5.000% due 07/01/2032	190	214
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	200	176
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	5,000	467
4.000% due 06/01/2050	250	219
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.250% due 12/01/2052	500	511
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	500	484
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	750	772
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 4.500% due 05/15/2047	300	301
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	700	741
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	2,000	2,008
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2047	500	422

		57,654

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	130	0

PUERTO RICO 6.3%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	4,400	269
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	338	212
0.000% due 11/01/2051	464	288
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	250	229
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2046 (c)	3,850	1,263

		2,261

TEXAS 0.3%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	90	31
12.000% due 12/01/2045 ^(b)	150	71

		102

VIRGINIA 0.9%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	4,000	122
5.500% due 07/01/2044	250	218

		340

WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	295	268

Total Municipal Bonds & Notes (Cost $63,208)		61,661

Total Investments in Securities (Cost $63,208)		61,661

Total Investments 170.2% (Cost $63,208)		$61,661
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (71.6)%		(25,923)
Other Assets and Liabilities, net 1.4%		496

Net Assets Applicable to Common Shareholders 100.0%		$36,234

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
(a)				When-issued security.
(b)				Security is not accruing income as of the date of this report.
(c)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$4	$0	$4
Delaware	0	545	0	545
New Hampshire	0	487	0	487
New York	0	57,654	0	57,654
Puerto Rico	0	2,261	0	2,261
Texas	0	102	0	102
Virginia	0	340	0	340
Wisconsin	0	268	0	268

Total Investments	$0	$61,661	$0	$61,661

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association

Other Abbreviations:
TBA	To-Be-Announced